Accounts receivable from card issuers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Receivables [abstract]
Summary of Accounts Receivables

	2021	2020

Accounts receivable from card issuers (a)	18,865,658	16,031,948
Accounts receivable from other acquirers (b)	436,035	287,972
Allowance for expected credit losses	(15,103)	(12,765)
	19,286,590	16,307,155

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.

Summary of Allowance for Expected Credit Losses
The movement in the allowance for expected credit losses of accounts receivable from card issuers is as follows:

	2021	2020

At January 1	12,765	7,236
Charge for the year	8,820	6,626
Reversal	(6,482)	(1,097)
At December 31	15,103	12,765